Loans and Leases and Allowance For Credit Losses (Textuals) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 D	Dec. 31, 2012	Dec. 31, 2011
Loans and Leases (Textuals)
Amount of security for borrowing and advances	$ 19,800,000,000
All loans with an outstanding balance which evaluated on quarterly basis for impairment	1,000,000
Amount guaranteed by U.S. Government	87,985,000	90,816,000
Redefault status number of days	90
Amount of NAL foregone interest	23,400,000	40,400,000	38,400,000
Amount of TDR foregone interest	43,900,000	41,200,000	37,700,000
Amount of interest recorded to interest income on NALs	5,000,000	4,800,000	5,100,000
Amount of interest recorded to interest income on TDRs	35,700,000	32,200,000	28,200,000
Aggregate amount of net unamortized deferred loan origination fees and net unearned income	192,900,000	174,500,000
Fidelity Bank loans acquired at fair value as of acquisition date		523,000,000
Loans transfered to available-for-sale securities	600,435,000	0	0
Lease Financing Receivables Textuals [Abstract]
Capital Leases, Future Minimum Payments Receivable	1,400,000,000
Capital Leases, Future Minimum Payments Receivable, Current	600,000,000
Capital Leases, Future Minimum Payments, Receivable in Two Years	300,000,000
Capital Leases, Future Minimum Payments, Receivable in Three Years	200,000,000
Capital Leases, Future Minimum Payments, Receivable in Four Years	100,000,000
Capital Leases, Future Minimum Payments, Receivable in Five Years	100,000,000
Capital Leases, Future Minimum Payments, Receivable Due Thereafter	$ 100,000,000
Automobile and other consumer loans [Member]
Loans and Leases (Textuals)
Loans charged off or written down past due	120
Commercial and Industrial and Commercial Real Estate [Member]
Loans and Leases (Textuals)
Nonaccrual status number of days past due	90
Loans charged off or written down past due	90
Residential Mortgage [Member]
Loans and Leases (Textuals)
Nonaccrual status number of days past due	150
Loans charged off or written down past due	150
Home equity secured by first-lien other [Member]
Loans and Leases (Textuals)
Nonaccrual status number of days past due	150
Loans charged off or written down past due	150
Home equity secured by junior-lien [Member]
Loans and Leases (Textuals)
Nonaccrual status number of days past due	120
Loans charged off or written down past due	120